Property, Plant and Equipment, Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019
Stanbridge Group Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions	R$ 31,726	R$ 31,726
Addition goodwill of acquisitions		136,626
TTA - SAS Techniques et Technologies Appliquees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions		23,618
LubrigrupoII, S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions		6,856
Metrolube [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions		R$ 67,548